CONVERTIBLE NOTES (Details - Derivative liabilities)	3 Months Ended
Sep. 30, 2023 USD ($)
Convertible Notes
Derivative liability, Beginning	$ 1,010,145
Increase to derivative due to new issuances	0
Decrease to derivative due to conversion	(32,345)
Derivative loss due to mark to market adjustment	36,159
Derivative liability, Ending	$ 1,013,959